PROVISIONS - Estimated period to be canceled (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions	$ 989,597	$ 1,102,671	$ 1,083,283	$ 1,227,171
Not later than one year [member]
Disclosure of other provisions [line items]
Provisions	181,367	238,669
Later than one year [member]
Disclosure of other provisions [line items]
Provisions	808,230	864,002
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions	155,378	192,526	217,689	229,193
Legal proceedings provision [member] | Not later than one year [member]
Disclosure of other provisions [line items]
Provisions	12,956	12,209
Legal proceedings provision [member] | Later than one year [member]
Disclosure of other provisions [line items]
Provisions	142,422	180,317
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	834,219	910,145	$ 865,594	$ 997,978
Miscellaneous other provisions [member] | Not later than one year [member]
Disclosure of other provisions [line items]
Provisions	168,411	226,460
Miscellaneous other provisions [member] | Later than one year [member]
Disclosure of other provisions [line items]
Provisions	$ 665,808	$ 683,685